Commitments	12 Months Ended
Dec. 31, 2021
Commitments
Commitments

32. Commitments

The commitments mainly relate to agreements for the acquisition of fuel, energy and the acquisition of raw materials and services. The required and non-cancelable minimum payments related to contractual obligations as at December 31, 2021 are as follows:

	December 31, 2021	December 31, 2020
Purchase obligations	5,015	6,991
Purchase of energy	2,746	2,945
Total minimum payments required	7,761	9,936